Organization and Operations - Additional Information (Detail) - USD ($)			12 Months Ended
	Jul. 26, 2023	May 05, 2022	Dec. 31, 2024	Dec. 31, 2023
Organization and Operations [Line Items]
Common stock, par or stated value per share			$ 0.01	$ 0.01
Merger Agreement | Maxlinear Inc
Organization and Operations [Line Items]
Payment for termination fee	$ 160,000,000
Merger Agreement | Maxlinear Inc | American Depositary Shares
Organization and Operations [Line Items]
Payments to Acquire Businesses, Gross			$ 93.54
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			0.388
Merger Agreement | Maxlinear Inc | Common Stock
Organization and Operations [Line Items]
Payments to Acquire Businesses, Gross		$ 23.385
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		0.097
Common stock, par or stated value per share		$ 0.0001